Accounting Policies - Capitalized Mortgage Loan Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees	$ 8.9	$ 8.8	$ 8.6